Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum purchase commitments	Total purchase obligations contracted but not yet reflected in the consolidated financial statements as of December 31, 2025 were as follows:

	Total	Less than one year	1-2 Years	2-3 Years	3-5 Years	Over 5 Years
	US$	US$	US$	US$	US$	US$
Purchase commitments	45,351	45,351	—	—	—	—

Schedule of future minimum capital commitments
Total capital expenditures contracted but not yet reflected in the consolidated financial statements as of December 31, 2025 were as follows:

	Total	Less than one year	1-2 Years	2-3 Years	3-5 Years	Over 5 Years
	US$	US$	US$	US$	US$	US$
Capital commitments	2,601	2,601	—	—	—	—

Commitments to purchase equity securities

	Total	Less than one year	1-2 Years	2-3 Years	3-5 Years	Over 5 Years
	US$	US$	US$	US$	US$	US$
Commitments to purchase equity securities	6,000	6,000	—	—	—	—